PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Basis of Fair Value Measurements of Other Postretirement Benefit Plan Assets) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0		$ 0
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39		74
Cash and Cash Equivalents [Member] | Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39		74
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	[1]	82	[1]
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Equity Securities [Member] | Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	[1]	82	[1]
Company common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		11
Company common stock [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4		3
Fixed Income Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129		208
Fixed Income Securities [Member] | Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133		211
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	238		367		368
Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70		85
Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168		282
Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 238		$ 367

[1]	Includes no common stock of the Company.